Schedule of Investments (unaudited) January 31, 2020	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 89.9%

Argentina — 1.2%
MercadoLibre, Inc.(a)	2,584	$1,713,193

Brazil — 58.9%
AMBEV SA — ADR	704,802	2,931,976
Arco Platform Ltd., Class A(a)(b)	39,352	2,041,582
Azul SA — ADR(a)(b)	35,832	1,487,028
B2W Cia Digital(a)	150,068	2,494,943
B3 SA — Brasil Bolsa Balcao(a)	416,916	4,692,325
Banco Bradesco SA — ADR(a)	1,059,879	8,086,877
Banco do Brasil SA	456,654	5,175,824
BB Seguridade Participacoes SA	244,620	1,986,616
BRF SA(a)	78,398	559,253
C&A Modas Ltda	343,573	1,283,605
Centrais Eletricas Brasileiras SA(a)	137,739	1,261,412
Cia de Locacao das Americas	187,353	1,032,878
Cyrela Brazil Realty SA Empreendimentos e Participacoes	129,895	964,522
Energisa SA	205,191	2,643,345
Fleury SA	245,652	1,778,175
Hapvida Participacoes e Investimentos SA(a)(c)	56,459	791,924
Iochpe-Maxion SA	118,470	600,843
Itau Unibanco Holding SA, Preference Shares — ADR	1,405,245	10,693,914
Light SA	78,400	419,222
Linx SA	172,130	1,371,381
Lojas Americanas SA(a)	569	3,660
Lojas Americanas SA	159,191	863,496
M Dias Branco SA	82,317	789,802
Multiplan Empreendimentos Imobiliarios SA(a)	217,597	1,762,075
Neoenergia SA	272,960	1,639,953
Notre Dame Intermedica Participacoes SA	42,876	702,920
Petroleo Brasileiro SA — ADR(b)	572,495	7,585,559
Petroleo Brasileiro SA — ADR(a)	324,353	4,576,621
Qualicorp Consultoria e Corretora de Seguros SA	64,294	622,432
Rumo SA(a)	494,432	2,678,472
Sul America SA(a)	149,706	2,202,278
Suzano SA	120,082	1,112,327
Vale SA — ADR	615,680	7,221,926
Via Varejo SA(a)	350,365	1,145,358
XP, Inc., Class A(a)	27,147	1,089,681

		86,294,205

Chile — 1.1%
Empresas CMPC SA(a)	700,409	1,605,961

Colombia — 3.2%
Bancolombia SA — ADR	55,559	2,915,181

Security	Shares		Value

Colombia (continued)
Ecopetrol SA, ADR		95,765	$1,771,652

			4,686,833

Mexico — 24.8%
America Movil SAB de CV, Class L — ADR(b)		484,550	8,082,294
Arca Continental SAB de CV		385,551	2,183,473
Cemex SAB de CV — ADR		656,263	2,651,302
Corp. Inmobiliaria Vesta SAB de CV		826,844	1,514,929
Fibra Uno Administracion SA de CV		1,607,805	2,638,619
Fomento Economico Mexicano SAB de CV — ADR		53,753	4,846,908
Grupo Aeroportuario del Pacifico SAB de CV, ADR		19,851	2,455,172
Grupo Aeroportuario del Pacifico SAB de CV, Class B		65,601	810,799
Grupo Cementos de Chihuahua SAB de CV		147,300	763,336
Grupo Financiero Banorte SAB de CV, Series O		843,265	5,180,844
Orbia Advance Corp. SAB de CV		114,009	266,748
Wal-Mart de Mexico SAB de CV		1,722,648	5,000,516

			36,394,940

Peru — 0.7%
Southern Copper Corp.		28,660	1,079,909

Total Common Stocks — 89.9% (Cost — $97,331,356)			131,775,041

	Par (000)

Corporate Bonds — 0.1%

Brazil — 0.1%
Klabin SA:
7.25%, 06/15/20	BRL	22	107,961
1.00%, 06/15/22		9	41,523
Lupatech SA, 6.50%, 04/15/20(a)(d)(e)		2,128	—

Total Corporate Bonds — 0.1% (Cost — $1,280,748)			149,484

	Shares

Preferred Stocks — 5.4%

Brazil — 5.4%
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares, 0.00%		105,984	1,011,434
Cia Brasileira de Distribuicao, Preference Shares, 0.00%		163,831	3,254,738
Gol Linhas Aereas Inteligentes SA, Preference Shares, 0.00%(a)		233,249	1,865,404

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Lojas Americanas SA, Preference Shares, 0.00%	279,774	$1,799,788

Total Preferred Stocks — 5.4% (Cost — $8,128,635)		7,931,364

Warrants — 0.0%

Brazil — 0.0%
Klabin SA (Expires 06/15/20)(d)	22,282	—

Total Warrants — 0.0% (Cost — $—)		—

Total Long-Term Investments — 95.4% (Cost — $106,740,739)		139,855,889

Security	Shares	Value

Short-Term Securities — 6.5%

Money Market — 6.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(f)(h)	4,217,595	$4,217,595
SL Liquidity Series, LLC, Money Market Series, 1.74%(f)(g)(h)	4,930,207	4,931,686

Total Money Market Securities — 6.2% (Cost — $9,148,444)		9,149,281

Time Deposits — 0.3%

United States — 0.3%
Citibank NA, New York, 1.60%, 02/03/20	406	406,240

Total Time Deposits — 0.3% (Cost — $406,240)		406,240

Total Short-Term Securities — 6.5% (Cost — $9,554,684)		9,555,521

Total Investments — 101.9% (Cost — $116,295,423)		149,411,410

Liabilities in Excess of Other Assets — (1.9)%		(2,755,705)

Net Assets — 100.0%		$146,655,705

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,150,514	2,067,081	4,217,595	$4,217,595	$6,193		$4	$—
SL Liquidity Series, LLC, Money Market Series	3,691,652	1,238,555	4,930,207	4,931,686	3,060	(b)	(21)	361

				$9,149,281	$9,253		$(17)	$361

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Latin America Fund, Inc.

Currency Abbreviations

BRL — Brazilian Real

Portfolio Abbreviations

ADR — American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$1,713,193	$—	$—	$1,713,193
Brazil	86,290,545	3,660	—	86,294,205
Chile	1,605,961	—	—	1,605,961
Colombia	4,686,833	—	—	4,686,833
Mexico	36,394,940	—	—	36,394,940
Peru	1,079,909	—	—	1,079,909
Corporate Bonds	—	149,484	—	149,484
Preferred Stocks	7,931,364	—	—	7,931,364
Short-Term Securities	4,217,595	—	—	4,217,595
Time Deposits	—	406,240	—	406,240

Subtotal	$143,920,340	$559,384	$—	$144,479,724

Investments Valued at Net Asset Value (“NAV”)(a)				4,931,686

Total	$143,920,340	$559,384	$—	$149,411,410

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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